CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance (in shares) at Dec. 31, 2015	2,256,053
Balance at Dec. 31, 2015	$ 234	$ 291,467	$ (10,844)	$ 280,857
Increase (decrease) in Shareholders' Equity [Roll Forward]
Repurchase of shares (in shares)	(187,368)
Repurchase of shares	$ 0	(8,513)	0	(8,513)
Dividends distributed	0	(5,997)	0	(5,997)
Net Loss	$ 0	0	(32,151)	(32,151)
Balance (in shares) at Dec. 31, 2016	2,068,684
Balance at Dec. 31, 2016	$ 234	276,957	(42,995)	$ 234,196
Increase (decrease) in Shareholders' Equity [Roll Forward]
Common Shares Issued, net of issuance cost (in shares)	4,130,000			4,130,000
Common Shares Issued, net of issuance cost	$ 413	47,923	0	$ 48,336
Dividends distributed	0	(4,933)	0	(4,933)
Net Loss	$ 0	0	(29,326)	(29,326)
Balance (in shares) at Dec. 31, 2017	6,198,684
Balance at Dec. 31, 2017	$ 647	319,947	(72,321)	$ 248,273
Increase (decrease) in Shareholders' Equity [Roll Forward]
Common Shares Issued, private placement, net of issuance cost (in shares)	1,175,475			1,175,475
Common Shares Issued, private placement, net of issuance cost	$ 117	4,827	0	$ 4,941
Dividends distributed	0	(1,860)	0	(1,860)
Net Loss	$ 0	0	(197,294)	(197,294)
Balance (in shares) at Dec. 31, 2018	7,374,159
Balance at Dec. 31, 2018	$ 764	$ 322,914	$ (269,614)	$ 54,064